BALANCE SHEET (Parenthetical) - $ / shares	Nov. 30, 2025	Nov. 30, 2024	Feb. 29, 2024	Dec. 31, 2023
Common stock, par value per share	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	350,000,000	350,000,000	350,000,000	350,000,000
Temporary equity, shares issued	15,951,675
Preferred stock, par value per share	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	50,000,000	50,000,000	50,000,000	50,000,000
Preferred stock, shares issued	0	0	0	0
Preferred stock, shares outstanding	0	0	0	0
Common stock, shares issued	110,211,574	96,000,040
Common stock, shares outstanding	110,211,574	96,000,040
Common stock, subject to possible redemption
Common stock, par value per share	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	350,000,000	350,000,000	350,000,000	350,000,000
Temporary equity, shares issued	15,951,675	0
Temporary equity, redemption price per share	$ 0.02
Common stock, not subject to possible redemption
Common stock, shares issued	110,211,574	96,000,040
Common stock, shares outstanding	110,211,574	96,000,040